Profit or Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (135,831)	¥ (943,082)	¥ (353,445)	¥ (311,804)
Non-PRC
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	(22,377)	(155,364)	(256,279)	(485,539)
PRC
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (113,454)	¥ (787,718)	¥ (97,166)	¥ 173,735